PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of property, plant and equipment [text block]
NOTE 7. PROPERTY, PLANT AND EQUIPMENT

Property, Plant and Equipment

	12-31-2020	12-31-2019
Property, Plant and Equipment, Net	ThU.S.$	ThU.S.$
Construction work in progress	1,944,578	1,128,431
Land	930,372	971,061
Buildings	2,248,784	2,247,996
Plant and equipment	3,026,136	3,139,761
Information technology equipment	26,166	20,906
Fixtures and fittings	16,627	13,421
Motor vehicles	15,055	14,922
Other property, plant and equipment	117,586	111,685
Total Net	8,325,304	7,648,183

Property, Plant and Equipment, Gross
Construction work in progress	1,944,578	1,128,431
Land	930,372	971,061
Buildings	4,420,293	4,268,590
Plant and equipment	7,027,942	7,004,549
Information technology equipment	102,632	91,585
Fixtures and fittings	50,209	45,703
Motor vehicles	59,515	56,771
Other property, plant and equipment	135,199	131,030
Total Gross	14,670,740	13,697,720

Accumulated depreciation and impairment
Buildings	(2,171,509)	(2,020,594)
Plant and equipment	(4,001,806)	(3,864,788)
Information technology equipment	(76,466)	(70,679)
Fixtures and fittings	(33,582)	(32,282)
Motor vehicles	(44,460)	(41,849)
Other property, plant and equipment	(17,613)	(19,345)
Total	(6,345,436)	(6,049,537)

Description of Property, Plant and Equipment Pledged as Security for Liabilities

As of December 31, 2020, there are no signifi
c
ant assets pledged as collateral to be disclosed in these consolidated financial statements

Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	542,230	1,200,111

Reconciliation of Property, Plant and Equipment

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of December 31, 2020 and 2019:

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2020	1,128,431	971,061	2,247,996	3,139,761	20,906	13,421	14,922	111,685	7,648,183
Changes
Additions	1,258,602	3,449	5,149	38,618	906	1,602	1,553	12,839	1,322,718
Disposals	-	(14,957)	(545)	(8,323)	(5)	(1)	(197)	(1,583)	(25,611)
Withdrawals	(418)	(782)	(1,540)	(3,986)	(97)	(30)	(6)	(46)	(6,905)
Depreciation	-	-	(139,971)	(286,740)	(6,572)	(3,009)	(4,325)	(1,149)	(441,766)
Impairment loss recognized in profit or loss	-	-	(22,176)	(36,032)	(480)	-	(107)	-	(58,795)
Increase (decrease) through net exchange differences	(4,102)	(28,405)	(21,954)	(55,349)	(288)	(190)	(309)	(4,709)	(115,306)
Increase (decrease) through transfers from construction in progress	(437,935)	6	181,825	235,776	11,796	4,834	3,149	549	-
Reclassification from lease to Property, plant and equipment	-	-	-	2,411	-	-	375	-	2,786
Total changes	816,147	(40,689)	788	(113,625)	5,260	3,206	133	5,901	677,121
Closing balance 12-31-2020	1,944,578	930,372	2,248,784	3,026,136	26,166	16,627	15,055	117,586	8,325,304

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2019	1,030,730	972,143	2,062,887	2,921,462	23,292	15,906	14,916	133,357	7,174,693
Increase (decrease) for changes in accounting policies	-	-	-	(55,015)	-	-	-	(17,237)	(72,252)
Restated opening balance	1,030,730	972,143	2,062,887	2,866,447	23,292	15,906	14,916	116,120	7,102,441
Changes
Additions	889,882	6,722	13,561	44,800	1,637	960	3,808	10,779	972,149
Acquisitions through business combinations	12,839	3,915	24,118	110,701	238	156	313	6,272	158,552
Disposals	-	(2,241)	(2,167)	(2,821)	(94)	(1)	(213)	(29)	(7,566)
Withdrawals	(6,992)	(3,442)	(3,435)	(23,231)	(2)	(1)	(36)	(13,202)	(50,341)
Depreciation	-	-	(130,454)	(297,332)	(6,426)	(2,722)	(4,111)	(1,180)	(442,225)
Impairment loss recognized in profit or loss	-	-	(15,398)	(60,219)	(337)	(14)	(74)	-	(76,042)
Increase (decrease) through net exchange differences	(1,066)	(7,530)	(479)	(1,347)	(74)	27	(31)	(918)	(11,418)
Reclassification to assets held for sale	-	-	-	990	-	-	-	-	990
Increase (decrease) through transfers from construction in progress	(796,962)	1,494	299,363	500,140	2,672	(890)	340	(6,157)	-
Reclassification from lease to Property, plant and equipment	-	-	-	1,633	-	-	10	-	1,643
Total changes	97,701	(1,082)	185,109	273,314	(2,386)	(2,485)	6	(4,435)	545,742
Closing balance 12-31-2019	1,128,431	971,061	2,247,996	3,139,761	20,906	13,421	14,922	111,685	7,648,183

The depreciation expense for the period ending December 31, 2020, 2019 and 2018 is as follows:

	January-December
	2020	2019	2018
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	412,750	409,442	377,557
Administrative expenses	18,192	16,275	15,530
Other expenses	2,054	3,525	1,986
Total	432,996	429,242	395,073

The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14

See Note 12 for details of capitalized borrowing costs.